Derivatives and Hedging (Fair Value Amounts of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivatives in Asset Positions Fair value	$ 0	$ 658
Derivatives in Liability Positions Fair value	0	(1,723)
Designated as Hedging Instrument [Member] | Interest rate contracts
Derivative [Line Items]
Derivatives in Asset Positions Fair value	0	0
Derivatives in Liability Positions Fair value	0	0
Designated as Hedging Instrument [Member] | Foreign exchange contracts
Derivative [Line Items]
Derivatives in Asset Positions Fair value	0	658
Derivatives in Liability Positions Fair value	0	(1,723)
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivatives in Asset Positions Fair value	833	6,147
Derivatives in Liability Positions Fair value	(12,911)	(2,492)
Not Designated as Hedging Instrument [Member] | Foreign exchange contracts
Derivative [Line Items]
Derivatives in Asset Positions Fair value	833	5,489
Derivatives in Liability Positions Fair value	$ (12,911)	$ (769)